7. Share-based payments (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Common stock warrants under the service condition vested	120,000
Recognized expense	$ 42,909
Investor relations agreement [Member]
Issuance of common stock	120,000
Recorded expense	$ 61,200
Financial advisory agreements [Member]
Issuance of common stock	1,000,013
Recorded expense	$ 510,007
Financing advisory services [Member]
Recognized expense		$ 200,379